[Letterhead of Dechert LLP]

March 4, 2008

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C.  20549

Re:	AIG Series Trust (the “Registrant”)
File Nos. 333-111662 and 811-21482
Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically.

No fees are required in connection with this filing.  If you have any questions or comments, please contact the undersigned at 949.442.6027.

Very truly yours,

/s/ Joseph P. Kelly
Joseph P. Kelly